Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Short-term Borrowings [Abstract]
Short-term borrowings
Secured Short-term borrowings:	December 31, 2016	December 31, 2015
Loan Facility:
a) Revolving overdraft credit facility dated 5/6/2015	$-	$5,356
b) Security agreement dated 8/9/2016	85,000	80,000
c) Borrowing base facility agreement dated 9/16/2016	176,154	164,141
d) Overdraft deposit accounts	205	-
Total short-term borrowings	$261,359	$249,497